Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of contingent liabilities [line items]
Capital commitments	₨ 8,719	₨ 10,322
Financial guarantee amount	13,110	13,455
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	99,431	95,520
Excise duty, Custom duty, sales tax and other matters [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	₨ 19,292	₨ 18,799